JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Schedule of Equity Method Investments [Line Items]
Assets	$ 28,156,163	$ 26,677,426	$ 30,014,952
Liabilities	20,079,663	19,199,914	18,403,415
Gain (Loss) on Investments			12,706
JV [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	50,400,000	50,400,000
Assets	24,000,000.0	24,400,000
Liabilities	1,300,000	1,200,000
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	22,700,000	22,700,000
Liabilities	7,100,000	9,200,000	6,500,000	$ 4,900,000
Gain (Loss) on Investments			$ 13,000
Dragon Overseas [Member]
Schedule of Equity Method Investments [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 27,700,000	$ 27,700,000
JV [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			45.00%
GMP Bio [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	45.00%		45.00%